Allowance for Credit Losses and Credit Quality	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Allowance for Credit Losses and Credit Quality
ALLOWANCE FOR CREDIT LOSSES AND CREDIT QUALITY
Allowance for Credit Losses Activity
A summary of changes in the allowance for credit losses for the years ended December 31 is as follows:

	2015
(Dollars in thousands)	Legacy Loans	Acquired Loans	Total
Allowance for credit losses
Allowance for loan losses at beginning of period	$76,174	$53,957	$130,131
Provision for loan losses before adjustment attributable to FDIC loss share agreements	27,711	1,837	29,548
Adjustment attributable to FDIC loss share arrangements	—	1,360	1,360
Net provision for loan losses	27,711	3,197	30,908
Adjustment attributable to FDIC loss share arrangements	—	(1,360)	(1,360)
Transfer of balance to OREO	—	(1,221)	(1,221)
Loans charged-off	(15,778)	(10,737)	(26,515)
Recoveries	5,701	734	6,435
Allowance for loan losses at end of period	$93,808	$44,570	$138,378

Reserve for unfunded commitments at beginning of period	$11,801	$—	$11,801
Provision for unfunded lending commitments	2,344	—	2,344
Reserve for unfunded commitments at end of period	$14,145	$—	$14,145
Allowance for credit losses at end of period	$107,953	$44,570	$152,523

	2014
	Legacy Loans	Acquired Loans	Total
Allowance for credit losses
Allowance for loan losses at beginning of period	$67,342	$75,732	$143,074
Provision for loan losses before adjustment attributable to FDIC loss share agreements	14,274	526	14,800
Adjustment attributable to FDIC loss share arrangements	—	4,260	4,260
Net provision for loan losses	14,274	4,786	19,060

Adjustment attributable to FDIC loss share arrangements	—	(4,260)	(4,260)
Transfer of balance to OREO	—	(7,323)	(7,323)
Loans charged-off	(11,312)	(15,543)	(26,855)
Recoveries	5,870	565	6,435
Allowance for loan losses at end of period	$76,174	$53,957	$130,131

Reserve for unfunded commitments at beginning of period	$11,147	$—	$11,147
Provision for unfunded lending commitments	654	—	654
Reserve for unfunded commitments at end of period	$11,801	$—	$11,801
Allowance for credit losses at end of period	$87,975	$53,957	$141,932

	2013
	Legacy Loans	Acquired Loans	Total
Allowance for credit losses
Allowance for loan losses at beginning of period	$74,211	$177,392	$251,603
Provision for (Reversal of) loan losses before adjustment attributable to FDIC loss share agreements	6,828	(57,768)	(50,940)
Adjustment attributable to FDIC loss share arrangements	—	56,085	56,085
Net provision for (reversal of) loan losses	6,828	(1,683)	5,145

Adjustment attributable to FDIC loss share arrangements	—	(56,085)	(56,085)
Transfer of balance to OREO	—	(28,126)	(28,126)
Transfer of balance to the RULC	(9,828)	—	(9,828)
Loans charged-off	(10,686)	(15,795)	(26,481)
Recoveries	6,817	29	6,846
Allowance for loan losses at end of period	$67,342	$75,732	$143,074

Reserve for unfunded commitments at beginning of period	$—	$—	$—
Transfer of balance from the allowance for loan losses	9,828	—	9,828
Provision for unfunded lending commitments	1,319	—	1,319
Reserve for unfunded commitments at end of period	$11,147	$—	$11,147
Allowance for credit losses at end of period	$78,489	$75,732	$154,221

A summary of changes in the allowance for credit losses for legacy loans, by loan portfolio type, for the years ended December 31 is as follows:

	2015
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Energy-related	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$26,752	$24,455	$5,949	$2,678	$16,340	$76,174
(Reversal of) Provision for loan losses	(1,466)	(103)	17,917	1,493	9,870	27,711
Loans charged off	(2,525)	(1,276)	(3)	(291)	(11,683)	(15,778)
Recoveries	1,897	207	—	67	3,530	5,701
Allowance for loan losses at end of period	$24,658	$23,283	$23,863	$3,947	$18,057	$93,808

Reserve for unfunded commitments at beginning of period	$3,370	$3,733	$1,596	$168	$2,934	$11,801
Provision for (Reversal of) unfunded commitments	790	(285)	1,069	662	108	2,344
Reserve for unfunded commitments at end of period	$4,160	$3,448	$2,665	$830	$3,042	$14,145
Allowance on loans individually evaluated for impairment	$1,246	$272	$2,122	$1	$352	$3,993
Allowance on loans collectively evaluated for impairment	23,412	23,011	21,741	3,946	17,705	89,815
Loans, net of unearned income:
Balance at end of period	$4,504,062	$2,952,102	$677,177	$694,023	$2,363,156	$11,190,520
Balance at end of period individually evaluated for impairment	28,857	20,086	13,020	70	4,608	66,641
Balance at end of period collectively evaluated for impairment	4,475,205	2,932,016	$664,157	693,953	2,358,548	11,123,879

	2014
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Energy-related	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$22,872	$20,839	$6,878	$2,546	$14,207	$67,342
Provision for (Reversal of) loan losses	2,171	4,971	(929)	566	7,495	14,274
Loans charged off	(1,164)	(1,400)	—	(578)	(8,170)	(11,312)
Recoveries	2,873	45	—	144	2,808	5,870
Allowance for loan losses at end of period	$26,752	$24,455	$5,949	$2,678	$16,340	$76,174

Reserve for unfunded commitments at beginning of period	$3,071	$1,814	$3,043	$72	$3,147	$11,147
Provision for (Reversal of) unfunded commitments	299	1,919	(1,447)	96	(213)	654
Reserve for unfunded commitments at end of period	$3,370	$3,733	$1,596	$168	$2,934	$11,801
Allowance on loans individually evaluated for impairment	$20	$407	$—	$—	$3	$430
Allowance on loans collectively evaluated for impairment	26,732	24,048	5,949	2,678	16,337	75,744
Loans, net of unearned income:
Balance at end of period	$3,676,811	$2,452,521	$872,866	$527,694	$2,138,822	$9,668,714
Balance at end of period individually evaluated for impairment	7,013	3,988	—	—	699	11,700
Balance at end of period collectively evaluated for impairment	3,669,798	2,448,533	872,866	527,694	2,138,123	9,657,014

	2013
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Energy-related	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$31,298	$20,605	$6,812	$1,583	$13,913	$74,211
(Reversal of) Provision for loan losses	(5,919)	3,870	66	758	8,053	6,828
Transfer of balance to the RULC	(2,939)	(3,497)	—	(40)	(3,352)	(9,828)
Loans charged off	(2,908)	(516)	—	(519)	(6,743)	(10,686)
Recoveries	3,340	377	—	764	2,336	6,817
Allowance for loan losses at end of period	$22,872	$20,839	$6,878	$2,546	$14,207	$67,342

Reserve for unfunded commitments at beginning of period	$—	$—	$—	$—	$—	$—
Transfer of balance from the allowance for loan losses	2,939	3,497	—	40	3,352	9,828
Provision for unfunded lending commitments	132	(1,683)	3,043	32	(205)	1,319
Reserve for unfunded commitments at end of period	$3,071	$1,814	$3,043	$72	$3,147	$11,147
Allowance on loans individually evaluated for impairment	$8	$841	$—	$180	$—	$1,029
Allowance on loans collectively evaluated for impairment	22,864	19,998	6,878	2,366	14,207	66,313
Loans, net of unearned income:
Balance at end of period	$3,054,100	$2,234,173	$752,682	$414,372	$1,832,994	$8,288,321
Balance at end of period individually evaluated for impairment	8,705	15,812	—	1,407	258	26,182
Balance at end of period collectively evaluated for impairment	3,045,395	2,218,361	752,682	412,965	1,832,736	8,262,139
A summary of changes in the allowance for loan losses for acquired loans, by loan portfolio type, for the years ended December 31 is as follows:

	2015
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Energy-related	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$29,949	$3,265	$51	$6,484	$14,208	$53,957
Provision for (Reversal of) loan losses	2,182	(122)	74	2,126	(1,063)	3,197
Increase (Decrease) in FDIC loss share receivable	757	(49)	—	(235)	(1,833)	(1,360)
Transfer of balance to OREO	174	(170)	—	(541)	(684)	(1,221)
Loans charged off	(7,810)	(105)	—	—	(2,822)	(10,737)
Recoveries	727	—	—	7	—	734
Allowance for loan losses at end of period	$25,979	$2,819	$125	$7,841	$7,806	$44,570
Allowance on loans individually evaluated for impairment	$—	$41	$—	$—	$45	$86
Allowance on loans collectively evaluated for impairment	25,979	2,778	125	7,841	7,761	44,484
Loans, net of unearned income:
Balance at end of period	$1,569,449	$492,476	$3,589	$501,296	$570,098	$3,136,908
Balance at end of period individually evaluated for impairment	720	164	—	—	458	1,342
Balance at end of period collectively evaluated for impairment	1,149,315	450,652	3,589	360,252	447,048	2,410,856
Balance at end of period acquired with deteriorated credit quality	419,414	41,660	—	141,044	122,592	724,710

	2014
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Energy-related	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$42,026	$6,641	$—	$10,889	$16,176	$75,732
Provision for loan losses	665	536	51	1,296	2,238	4,786
Increase (Decrease) in FDIC loss share receivable	227	509	—	(3,854)	(1,142)	(4,260)
Transfer of balance to OREO	(1,897)	(2,030)	—	(1,719)	(1,677)	(7,323)
Loans charged off	(11,201)	(2,451)	—	(232)	(1,659)	(15,543)
Recoveries	129	60	—	104	272	565
Allowance for loan losses at end of period	$29,949	$3,265	$51	$6,484	$14,208	$53,957
Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	29,949	3,265	51	6,484	14,208	53,957
Loans, net of unearned income:
Balance at end of period	$684,968	$119,174	$7,742	$552,603	$407,843	$1,772,330
Balance at end of period individually evaluated for impairment	—	—	—	—	—	—
Balance at end of period collectively evaluated for impairment	169,338	60,584	7,742	402,347	265,168	905,179
Balance at end of period acquired with deteriorated credit quality	515,630	58,590	—	150,256	142,675	867,151

	2013
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$107,269	$13,246	$23,108	$33,769	$177,392
(Reversal of) Provision for loan losses	(1,286)	(1,146)	390	359	(1,683)
(Decrease) Increase in FDIC loss share receivable	(28,238)	(5,032)	(4,896)	(17,919)	(56,085)
Transfer of balance to OREO	(19,953)	(427)	(7,713)	(33)	(28,126)
Loans charged off	(15,795)	—	—	—	(15,795)
Recoveries	29	—	—	—	29
Allowance for loan losses at end of period	$42,026	$6,641	$10,889	$16,176	$75,732
Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	42,026	6,641	10,889	16,176	75,732
Loans, net of unearned income:
Balance at end of period	$732,401	$90,062	$172,160	$209,075	$1,203,698
Balance at end of period individually evaluated for impairment	—	—	—	—	—
Balance at end of period collectively evaluated for impairment	393,487	37,430	162,248	157,744	750,909
Balance at end of period acquired with deteriorated credit quality	338,914	52,632	9,912	51,331	452,789

Portfolio Segment Risk Factors
Commercial real estate loans include loans to commercial customers for long-term financing of land and buildings or for land development or construction of a building. These loans are repaid through revenues from operations of the businesses, rents of properties, sales of properties and refinances. Commercial and industrial loans represent loans to commercial customers to finance general working capital needs, equipment purchases and other projects where repayment is derived from cash flows resulting from business operations. The Company originates commercial business loans on a secured and, to a lesser extent, unsecured basis.
Residential mortgage loans consist of loans to consumers to finance a primary residence. The vast majority of the residential mortgage loan portfolio is comprised of 1-4 family mortgage loans secured by properties located in the Company's market areas and originated under terms and documentation that permit their sale in the secondary market.
Consumer loans are offered by the Company in order to provide a full range of retail financial services to its customers and include home equity, indirect automobile, credit card and other direct consumer installment loans. The Company originates substantially all of its consumer loans in its primary market areas. Loans in the consumer segment are sensitive to unemployment and other key consumer economic measures.
Credit Quality
The Company utilizes an asset risk classification system in accordance with guidelines established by the Federal Reserve Board as part of its efforts to monitor commercial asset quality. “Special mention” loans are defined as loans where known information about possible credit problems of the borrower cause management to have some doubt as to the ability of these borrowers to comply with the present loan repayment terms and which may result in future disclosure of these loans as non-performing. For assets with identified credit issues, the Company has two primary classifications for problem assets: “substandard” and “doubtful.”
Substandard assets have one or more defined weaknesses and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Doubtful assets have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full satisfaction of the loan balance outstanding questionable, which makes probability of loss based on currently existing facts, conditions, and values higher. Loans classified as “Pass” do not meet the criteria set forth for special mention, substandard, or doubtful classification and are not considered criticized. Asset risk classifications are determined at origination or acquisition and reviewed on an ongoing basis. Risk classifications are changed if, in the opinion of management, the risk profile of the customer has changed since the last review of the loan relationship.
The Company’s investment in loans by credit quality indicator is presented in the following tables. The tables below further segregate the Company’s loans between loans that were originated by the Company (legacy loans) and acquired loans. Loan premiums/discounts in the tables below represent the adjustment of non-covered acquired loans to fair value at the acquisition date, as adjusted for income accretion and changes in cash flow estimates in subsequent periods. Asset risk classifications for commercial loans reflect the classification as of December 31, 2015 and 2014, respectively. Credit quality information in the tables below includes loans acquired at the gross loan balance, prior to the application of premiums/discounts, at December 31, 2015 and 2014.
Loan delinquency is the primary credit quality indicator that the Company utilizes to monitor consumer asset quality.

	Legacy loans
	December 31, 2015					December 31, 2014
(Dollars in thousands)	Pass	Special Mention	Sub- standard	Doubtful	Total	Pass	Special Mention	Sub- standard	Doubtful	Total
Commercial real estate - Construction	$634,889	$160	$1,432	$—	$636,481	$483,930	$240	$69	$—	$484,239
Commercial real estate - Other	3,806,528	21,877	37,001	2,175	3,867,581	3,120,370	49,847	22,193	162	3,192,572
Commercial and industrial	2,911,396	14,826	19,888	5,992	2,952,102	2,414,293	7,330	28,965	1,933	2,452,521
Energy-related	531,657	67,937	74,272	3,311	677,177	872,842	—	24	—	872,866
Total	$7,884,470	$104,800	$132,593	$11,478	$8,133,341	$6,891,435	$57,417	$51,251	$2,095	$7,002,198

	Legacy loans
	December 31, 2015			December 31, 2014
(Dollars in thousands)	Current	30+ Days Past Due	Total	Current	30+ Days Past Due	Total
Residential mortgage	$676,347	$17,676	$694,023	$508,789	$18,905	$527,694
Consumer - Home equity	1,565,596	10,047	1,575,643	1,278,865	12,111	1,290,976
Consumer - Indirect automobile	242,328	3,886	246,214	392,504	4,262	396,766
Consumer - Credit card	76,360	901	77,261	71,297	1,448	72,745
Consumer - Other	460,594	3,444	464,038	375,853	2,482	378,335
Total	$3,021,225	$35,954	$3,057,179	$2,627,308	$39,208	$2,666,516

	Acquired loans
	December 31, 2015							December 31, 2014
(Dollars in thousands)	Pass	Special Mention	Sub-standard	Doubtful	Loss	Discount	Total	Pass	Special Mention	Sub-standard	Doubtful	Discount	Total
Commercial real estate - Construction	$116,539	$1,681	$8,803	$771	$—	$(2,368)	$125,426	$58,849	$3,934	$12,632	$—	$(4,482)	$70,933
Commercial real estate - Other	1,383,409	26,080	79,119	6,124	111	(50,820)	1,444,023	530,958	33,216	100,391	—	(50,530)	614,035
Commercial and industrial	473,241	8,376	16,510	1,206	43	(6,900)	492,476	109,593	2,256	14,082	257	(7,014)	119,174
Energy-related	2,166	55	170	1,198	—	—	3,589	7,731	—	11	—	—	7,742
Total	$1,975,355	$36,192	$104,602	$9,299	$154	$(60,088)	$2,065,514	$707,131	$39,406	$127,116	$257	$(62,026)	$811,884

	Acquired loans
	December 31, 2015				December 31, 2014
(Dollars in thousands)	Current	30+ Days Past Due	Premium (discount)	Total	Current	30+ Days Past Due	Premium (discount)	Total
Residential mortgage	$506,103	$24,752	$(29,559)	$501,296	$559,180	$33,916	$(40,493)	$552,603
Consumer - Home equity	503,635	16,381	(29,492)	490,524	315,788	26,350	(32,009)	310,129
Consumer - Indirect automobile	72	12	—	84	393	39	(40)	392
Consumer - Other	79,732	1,475	(1,717)	79,490	95,266	3,572	(1,516)	97,322
Total	$1,089,542	$42,620	$(60,768)	$1,071,394	$970,627	$63,877	$(74,058)	$960,446

Legacy Impaired Loans
Information on the Company’s investment in legacy impaired loans, which include all TDRs and all other non-accrual loans, is presented in the following tables as of and for the periods indicated.  Legacy non-accrual mortgage and consumer loans, and commercial loans below the Company’s specific threshold, are included for purposes of this disclosure although such loans are not evaluated or measured individually for impairment for purposes of determining the allowance for loan losses.

	December 31, 2015
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$16,145	$16,145	$—	$15,864	$315
Commercial and industrial	14,340	14,340	—	18,839	1,148
Energy-related	—	—	—	—	—
Consumer - Home equity	730	730	—	533	22
Consumer - Other	66	66	—	66	5
With an allowance recorded:
Commercial real estate	12,500	13,753	(1,253)	14,055	554
Commercial and industrial	5,985	6,262	(277)	7,352	331
Energy-related	11,319	13,444	(2,125)	14,339	471
Residential mortgage	13,679	13,743	(64)	14,086	82
Consumer - Home equity	8,196	8,559	(363)	7,554	129
Consumer - Indirect automobile	1,171	1,181	(10)	1,613	44
Consumer - Credit card	386	394	(8)	881	—
Consumer - Other	876	899	(23)	1,039	44
Total	$85,393	$89,516	$(4,123)	$96,221	$3,145
Total commercial loans	$60,289	$63,944	$(3,655)	$70,449	$2,819
Total mortgage loans	13,679	13,743	(64)	14,086	87
Total consumer loans	11,425	11,829	(404)	11,686	244

	December 31, 2014
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$6,680	$6,680	$—	$6,703	$132
Commercial and industrial	2,483	2,483	—	2,873	57
Consumer - Home equity	682	682	—	696	19
With an allowance recorded:
Commercial real estate	1,044	1,069	(25)	1,134	38
Commercial and industrial	1,209	1,617	(408)	2,113	23
Energy-related	27	27	—	28	1
Residential mortgage	14,111	14,363	(252)	14,263	110
Consumer - Home equity	7,121	7,165	(44)	7,544	43
Consumer - Indirect automobile	1,410	1,419	(9)	2,016	51
Consumer - Credit card	1,012	1,032	(20)	797	—
Consumer - Other	781	790	(9)	1,009	39
Total	$36,560	$37,327	$(767)	$39,176	$513
Total commercial loans	$11,443	$11,876	$(433)	$12,851	$251
Total mortgage loans	14,111	14,363	(252)	14,263	110
Total consumer loans	11,006	11,088	(82)	12,062	152

	December 31, 2013
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$8,567	$8,567	$—	$10,443	$43
Commercial and industrial	13,256	13,256	—	11,074	170
Consumer - Home equity	258	258	—	281	1
With an allowance recorded:
Commercial real estate	1,268	1,284	(16)	4,414	8
Commercial and industrial	1,927	2,770	(843)	2,892	100
Residential mortgage	11,408	11,645	(237)	9,675	98
Consumer - Home equity	6,506	6,550	(44)	7,593	93
Consumer - Indirect automobile	1,267	1,275	(8)	2,090	55
Consumer - Credit card	404	411	(7)	418	—
Consumer - Other	481	485	(4)	765	19
Total	$45,342	$46,501	$(1,159)	$49,645	$587
Total commercial loans	$25,018	$25,877	$(859)	$28,823	$321
Total mortgage loans	11,408	11,645	(237)	9,675	98
Total consumer loans	8,916	8,979	(63)	11,147	168

As of December 31, 2015 and 2014, the Company was not committed to lend a material amount of additional funds to any customer whose loan was classified as impaired or as a troubled debt restructuring.